UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2006
                                                                     (UNAUDITED)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.1%
-------------------------------------------------------------------------------
                                                       SHARES           VALUE
                                                      --------       -----------
BUSINESS SERVICES -- 4.3%
    Cognizant Technology Solutions* ..................  13,270       $   869,052
                                                                     -----------
CONSUMER DISCRETIONARY -- 19.4%
    Comcast* .........................................  21,985           755,844
    Marriott International, Cl A .....................  24,120           848,542
    PepsiCo ..........................................  15,050           953,869
    Target ...........................................  19,735           906,231
    Walgreen .........................................   9,775           457,275
                                                                     -----------
                                                                       3,921,761
                                                                     -----------
DIVERSIFIED FINANCIALS -- 1.0%
    Chicago Mercantile Exchange Holdings .............     437           201,545
                                                                     -----------
ENERGY -- 6.9%
    Halliburton ......................................  41,950         1,399,452
FINANCIALS -- 7.4%
    American Express .................................  16,570           862,634
    Charles Schwab ...................................  39,800           632,024
                                                                     -----------
                                                                       1,494,658
                                                                     -----------
HEALTH CARE -- 10.0%
    Genzyme* .........................................  15,281         1,043,387
    Gilead Sciences* .................................  15,751           968,371
                                                                     -----------
                                                                       2,011,758
                                                                     -----------
INDUSTRIAL -- 3.2%
    L-3 Communications Holdings ......................   8,620           634,863
                                                                     -----------
INFORMATION TECHNOLOGY -- 19.6%
    Apple Computer* ..................................  26,930         1,830,163
    Corning* .........................................  67,890         1,294,662
    Opsware* ......................................... 119,100           827,745
                                                                     -----------
                                                                       3,952,570
                                                                     -----------
INTERNET -- 9.4%
    eBay* ............................................  21,970           528,818
    Google* ..........................................   3,545         1,370,497
                                                                     -----------
                                                                       1,899,315
                                                                     -----------
TELECOMMUNICATION SERVICES -- 4.5%
     American Tower* .................................  26,860           907,868
                                                                     -----------
WIRELESS -- 13.4%
    Qualcomm .........................................  32,050         1,130,083
    Research In Motion* ..............................  23,905         1,568,885
                                                                     -----------
                                                                       2,698,968
                                                                     -----------
      TOTAL COMMON STOCK
        (Cost $19,019,519)                                            19,991,810
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2006
                                                                     (UNAUDITED)
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.2%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                      --------       -----------
CASH EQUIVALENT -- 1.2%
    SEI Daily Income Trust, Prime Obligation Fund,
       Cl A, 5.300% **
       (Cost $234,112)................................ 234,111       $   234,111
                                                                     -----------

TOTAL INVESTMENTS -- 100.3%
  (Cost $19,253,631)+                                                $20,225,921
                                                                     ===========

         PERCENTAGES ARE BASED ON NET ASSETS OF $20,171,889.

*        NON-INCOME PRODUCING SECURITY

**       RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

CL       CLASS

+ AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,253,631, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,664,739 AND $(1,692,449), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




EMC-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.